Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Senior Unsecured Notes Redemption Prices

After the Non-Call Period, the Company may redeem all or a part of the Senior Unsecured Notes at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest:

Year following expiration of the Non-Call Period	Redemption Price
Year 1	106.00%
Year 2	103.00%
Year 3 and thereafter	100.00%

After the Non-Call Period, we may redeem all or a part of the Senior Unsecured Notes at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest:

Year following expiration of the Non-Call Period	Redemption Price
Year 1	106.00%
Year 2	103.00%
Year 3 and thereafter	100.00%